Net Loss per Share - Potentially dilutive shares (Details) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities attributable to warrants (in shares)	47,607,549	4,484,691	33,558,803	24,934,045
Convertible notes [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities attributable to warrants (in shares)				1,714,765
Convertible preferred stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities attributable to warrants (in shares)			23,668,198	15,717,345
Share-based Payment Arrangement, Option
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities attributable to warrants (in shares)	14,960,963	17,176	5,031,310	3,209,063
Warrant
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities attributable to warrants (in shares)			74,895	74,895
Warrants to purchase convertible preferred stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities attributable to warrants (in shares)			1,133,725	1,133,725
Common stock subject to repurchase
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities attributable to warrants (in shares)	3,018,878	0	3,650,675	3,084,252